Accrued Expenses and Other Liabilities (Schedule of Accrued Expenses and Other Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Abstract]
Nontrading Derivative Liabilities	$ 2,468	$ 5,367
Cash collateral received from counterparties	941	1,410
ResCap settlement accrual	750	0
Accounts Payable	565	1,178
Accrued Employee Benefits	494	649
Reserves for insurance losses and loss adjustment expenses	341	580
Representation And Warranty Obligations Reserve Balance	105	825	830
Deferred Revenue	97	86
Taxes Payable	15	296
Deferred Tax Liabilities, Foreign	6	111
Accounts Payable, Related Parties	1	228
Accrued Income Taxes, Current	1	200
Loan repurchase liabilities	0	2,387
Other Accrued Liabilities	801	1,347
Accrued expenses and other liabilities	$ 6,585	$ 14,664